Leases (Tables)	12 Months Ended
Mar. 31, 2024
Presentation of leases for lessee [abstract]
Roll-forward of lease right-of-used assets
The roll-forward of lease right-of-use assets is as follows:

	2024	2023
Cost	$	$
Balance - Beginning of fiscal year	36,480	37,001
Additions	3,819	1,613
Modifications to and disposals of lease contracts	(6,701)	(1,992)
Exchange differences	(70)	(142)
Balance - End of fiscal year	33,528	36,480

Accumulated depreciation
Balance - Beginning of fiscal year	15,507	11,462
Depreciation charge	7,946	8,244
Modifications to and disposals of lease contracts	(6,935)	(4,074)
Exchange differences	(65)	(125)
Balance - End of fiscal year	16,453	15,507

Net book value
Balance - Beginning of fiscal year	20,973	25,539
Balance - End of fiscal year	17,075	20,973

Offices	16,516	20,332
Vehicles	559	641

Maturity of lease liabilities
The maturity analysis of lease liabilities as at March 31, 2024 is as follows:

Fiscal Year	$

2025	6,942
2026	5,073
2027	3,676
2028	3,133
2029	2,412
2030	1,975

Total minimum payments	23,211
As at March 31, 2024 and 2023, the maturity analysis of financial liabilities represented the following:
2024

	<1 Year	1 to 5 Years	>5 Years	Total
	$	$	$	$

Accounts payable and accrued liabilities	68,679	—	—	68,679
Other long-term liabilities	—	967	—	967
2023

	<1 Year	1 to 5 Years	>5 Years	Total
	$	$	$	$

Accounts payable and accrued liabilities	68,827	—	—	68,827
Other long-term liabilities	—	1,026	—	1,026